Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capitalized interest costs	$ 1,176	$ 1,827	$ 535
Amortization of deferred drydock and special survey costs	5,838	3,392	1,332
Payments for drydock and special survey costs	6,486	10,017	5,274
Accumulated amortization of deferred drydock and special survey costs	12,014	6,176
Amortization of deferred financing costs	677	776	1,090
Amortization method of intangible assets	straight-line method
Foreign currency exchange gains/(losses) recognized	1,494	414	(279)
Effective tax rate used to calculate the minimum presumed income tax (MPIT)	1.00%
Average tax rates used to calculate the turnover tax	5.00%	4.90%	4.70%
Turnover taxes	9,275	7,912	8,212
Drydocking and special survey costs for Ocean-going Vessels
Property, Plant and Equipment [Line Items]
Useful life	5 years
Drydocking and special survey costs for Pushboats and Barges
Property, Plant and Equipment [Line Items]
Useful life	7 years
Subsidiaries in Argentina
Property, Plant and Equipment [Line Items]
Turnover taxes	3,865	3,265	3,365
Minimum presumed income tax
Property, Plant and Equipment [Line Items]
Other current assets	$ 701	$ 923
Company's Vessels
Property, Plant and Equipment [Line Items]
Useful life	between 15 and 45 years